Interest Rate Swaps (Details) - USD ($)	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Interest Rate Swaps
Term of the interest rate swap agreements	3 years
Average fixed-rate interest (as a percent)	0.32%
Notional amount	$ 324,100,000
Interest rate swaps located in current portion of derivative liabilities	402,469	$ 397,418
Interest rate swaps located in non-current portion of derivative liabilities	0	433,974
Not designated as hedging instrument
Interest Rate Swaps
Interest rate swaps located in current portion of derivative liabilities	(55,057)	(48,044)
Interest rate swaps located in non-current portion of derivative liabilities	53,078	(54,212)
Cash flow hedge | Designated as hedging instrument
Interest Rate Swaps
Notional amount	273,300,000
Interest rate swaps located in current portion of derivative liabilities	(347,412)	(349,374)
Interest rate swaps located in non-current portion of derivative liabilities	$ 202,061	$ (379,762)